Capital Management (Schedule of Adjusted Net Debt, Adjusted Shareholders' Equity and Adjusted Capital) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted total debt	$ 12,025	$ 10,960
Adjusted capital	37,888	34,659
Adjusted net debt	10,717	10,022
Total debt	11,928	10,846
Short-term debt	2,142	1,560
Current portion of long-term debt	542	545
Current portion of lease liabilities	305	286
Lease liabilities	899	934
Cash and cash equivalents	(901)	(499)	$ (1,454)
Net debt	11,928	10,846
Unamortized fair value adjustments	(310)	(325)
Total shareholders' equity	25,863	23,699	$ 22,403
Accumulated other comprehensive (income) loss	391	146
Long-term debt	8,040	7,521
Letters of credit financial	$ 97	$ 114